Investments - Amortized cost and fair value of trading securities (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized cost of fixed maturities, trading	$ 1,367,908	$ 1,263,609	$ 1,180
Fixed maturities, trading at fair value	1,409,583	1,235,699	1,171
Amortized cost of short term investments, trading	26,949	60,176	0
Short-term investments, trading at fair value	26,959	60,330	0
Total investments, trading	1,436,542	1,296,029	1,171
Life Funds Withheld Assets
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized cost of fixed maturities, trading	1,367,908	1,263,609
Fixed maturities, trading at fair value	1,409,583	1,235,699
Amortized cost of short term investments, trading	26,949	60,176
Short-term investments, trading at fair value	26,959	60,330
Trading securities, cost	1,394,857	1,323,785	1,180
Total investments, trading	1,436,542	1,296,029	1,171
Life Funds Withheld Assets | U.S. Government and Government - Related/Supported
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized cost of fixed maturities, trading	15,567	4,957
Fixed maturities, trading at fair value	15,267	4,990
Life Funds Withheld Assets | RMBS - Agency
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized cost of fixed maturities, trading	1,917	370
Fixed maturities, trading at fair value	1,869	368
Life Funds Withheld Assets | Commercial mortgage-backed securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized cost of fixed maturities, trading	4,675	4,874
Fixed maturities, trading at fair value	4,760	4,803
Life Funds Withheld Assets | Other asset-backed securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized cost of fixed maturities, trading	25,457	26,405
Fixed maturities, trading at fair value	25,615	25,700
Life Funds Withheld Assets | Non-U.S. Sovereign Government, Provincial, Supranational, and Government-Related/Supported
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized cost of fixed maturities, trading	390,986	373,492
Fixed maturities, trading at fair value	421,033	370,261
Financial Services Sector | Life Funds Withheld Assets | Corporate
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized cost of fixed maturities, trading	379,848	344,070
Fixed maturities, trading at fair value	382,755	335,956
Non-Financial Services Sector | Life Funds Withheld Assets | Corporate
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized cost of fixed maturities, trading	549,458	509,441	1,180
Fixed maturities, trading at fair value	$ 558,284	$ 493,621	$ 1,171